Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 839,005	$ 663,555
Short-term investments	259,913	489,437
Accounts receivable, net of allowance for credit losses of $19,538 and $18,226, respectively	402,608	349,278
Inventories, net	301,888	279,256
Prepaid expenses and other current assets	191,659	178,327
Total current assets	1,995,073	1,959,853
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $464,965 and $516,324, respectively	923,948	753,611
Goodwill	2,700,658	2,425,418
Intangible assets, net of accumulated amortization of $578,981 and $693,062, respectively	386,431	303,815
Other long-term assets	275,122	246,925
Total long-term assets	4,286,159	3,729,769
Total assets	6,281,232	5,689,622
Current liabilities:
Current portion of long-term debt	0	551,883	[1]
Accrued and other current liabilities	439,481	406,876
Accounts payable	72,656	83,272
Total current liabilities	512,137	1,042,031	[1]
Long-term liabilities:
Long-term debt, net of current portion	1,654,428	839,665	[1]
Other long-term liabilities	336,513	240,587
Total long-term liabilities	1,990,941	1,080,252
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—217,685 shares in 2025 and 223,904 in 2024	2,529	2,601
Additional paid-in capital	1,436,360	1,666,070
Retained earnings	2,748,390	2,448,122
Accumulated other comprehensive loss	(377,309)	(474,539)
Less treasury shares, at cost—764 and 1,614 shares, respectively	(31,816)	(74,915)
Total equity	3,778,154	3,567,339
Total liabilities and equity	$ 6,281,232	$ 5,689,622

[1]	The December 31, 2024 balances for the 'current portion of long-term debt' and 'long-term debt, net of current portion' have been revised to correct the classification of certain amounts. See Note 1